Trading assets and liabilities	6 Months Ended
Jun. 30, 2016
Trading assets and liabilities
15 Trading assets and liabilities
end of	2Q16	1Q16	4Q15
Trading assets (CHF million)
Debt securities	66,658	72,864	80,542
Equity securities	69,814	73,763	70,961
Derivative instruments [1]	29,488	29,792	28,365
Other	11,659	11,131	10,869
Trading assets	177,619	187,550	190,737
Trading liabilities (CHF million)
Short positions	24,634	28,962	25,485
Derivative instruments [1]	27,048	24,620	23,486
Trading liabilities	51,682	53,582	48,971
1 Amounts shown after counterparty and cash collateral netting.
Cash collateral on derivative instruments
end of	2Q16	1Q16	4Q15
Cash collateral – netted (CHF million) [1]
Cash collateral paid	39,600	34,413	31,887
Cash collateral received	28,971	26,246	21,942
Cash collateral – not netted (CHF million) [2]
Cash collateral paid	10,055	8,121	7,921
Cash collateral received	12,773	12,625	13,989
1 Recorded as cash collateral netting on derivative instruments in Note 22 – Offsetting of financial assets and financial liabilities.
2 Recorded as cash collateral on derivative instruments in Note 19 – Other assets and other liabilities.